Loan Receivable	6 Months Ended
Jun. 30, 2022
Loan Receivable
Loan Receivable

12.Loan Receivable

	June 30	December 31
	2022	2021
Loan to Cellen Life Sciences Limited	$485,272	$134,770
	$485,272	$134,770

Included in the loan receivable at June 30, 2022 is an amount of $485,272 (December 31, 2021 - $134,770) owed by Cellen Life Sciences Limited to the Company pursuant to a Bridge Loan Arrangement entered into in December 2021. The amount payable to the Company in terms of the Bridge Loan Agreement was subject to a restructuring arrangement entered into by the Company (the Loan Restructuring Agreement) after the end of the reporting period, namely June 30, 2022. Refer to note 18 for further information.